LEASES - Liabilities (Details) - USD ($)		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Lease liability
Operating lease commitments as at June 30,2019					$ 782,791
Discounted using the lessees incremental borrowing rate of at the date of initial application					674,360
Add: finance lease liabilities recognized as at June 30,2019					$ 848,817
Additions for initial application of IFRS 16	$ 1,523,177
Additions of the year	702,826
Interest expenses, exchange differences and inflation effects	(551,232)
Payments of the year	(564,959)	$ (433,947)
Total	1,109,812	1,109,812
Lease liabilities			$ 444,714	$ 664,980
Lease liabilities			665,098	858,197
Total	$ 1,109,812	$ 1,109,812	$ 1,109,812	$ 1,523,177